9. Share-Based Expense (March 2019 Note) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share based compensation	$ 233,940	$ 406,194	$ 1,431,787	$ 1,793,093
Warrant [Member]
Other than options exercised	0
Warrants outstanding	262,690
Weighted average exercise price	$ 51.97
Warrant [Member] | Collaboration Agreements [Member]
Warrants outstanding	44,944		539,202
Fair value adjustment of warrants	$ (27,000)	$ 5,000
Warrants issued	0	0
Warrants exercised	0	0
Weighted average exercise price	$ 124.90
Employee Stock Options [Member]
Options granted	0	0	8,336	58,334
Options exercised	0	0	0	0
Share based compensation	$ 200,000	$ 400,000
Restricted Stock Units R S U [Member]
Options granted	0	0
Other than options granted			0	4,167
Non Employee Stock Options [Member]
Options granted	0	834	834	0
Options exercised	0	0		0
Share based compensation	$ 0	$ 9,000	$ 36,000	$ 100,000
Common Stock Awards [Member]
Other than options granted	685	675	2,167	3,484
Share based compensation	$ 17,000	$ 17,000	$ 100,000	$ 100,000